Other Information	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Other Information

NOTE 15 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Interest	$4.3	$4.5	$26.0	$26.0
Income taxes (net of refunds)	$1.7	$1.5	$1.7	$2.0

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at June 30, 2014 and December 31, 2013, were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $11.5 million and $16.2 million at June 30, 2014 and December 31, 2013, respectively. During the six months ended June 30, 2014, Holdings’ Spanish subsidiary and one of its Mexican subsidiaries distributed cash dividends of $3.8 million and $1.8 million, respectively, to their U.S. parent companies.

Income tax matters

During the three months ended June 30, 2014, Holdings recorded an income tax benefit of $15.5 million, or a 37.7% effective tax rate, on a pre-tax loss of $41.1 million. The effective tax rate differs from the U.S. federal statutory rate principally due to state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities, partially offset by the provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and valuation allowances against certain deferred tax assets. During the six months ended June 30, 2014, Holdings recorded an income tax benefit of $18.7 million, or a 32.9% effective tax rate, on a pre-tax loss of $56.8 million. The effective tax rate differs from the U.S. federal statutory rate principally due to valuation allowances against certain deferred tax assets, provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and withholding taxes on a dividend distribution from Holdings’ Spanish subsidiary, partially offset by state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities.

During the three months ended June 30, 2013, Holdings recorded income tax expense of $1.8 million, or a 51.4% effective tax rate, on pre-tax income of $3.5 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary and state income taxes, offset in part by foreign tax rate differences and benefit from permanent differences associated with foreign losses. During the six months ended June 30, 2013, Holdings recorded an income tax benefit of $0.4 million, or a 10.5% effective tax rate, on pre-tax losses of $3.8 million. The effective tax rate differs from the U.S. federal statutory rate principally due to an increase for a benefit from permanent manufacturing deductions, provision to return adjustments and foreign tax rate differences, in part offset by provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the six months ended June 30, 2014, sales to two customers, AutoZone, Inc. (“AutoZone”) and General Motors Company (“GM”), accounted for 26.7% and 14.7% of total net sales, respectively. For the six months ended June 30, 2013, sales to a single customer, AutoZone, accounted for 29.3% of total net sales. No other customer accounted for more than 10% of total net sales for the six months ended June 30, 2014 and 2013. At June 30, 2014 and December 31, 2013, the receivable balances from AutoZone were $111.6 million and $129.1 million, respectively. At June 30, 2014 and December 31, 2013, the receivable balances from GM were $24.1 million and $17.6 million, respectively.

Capital stock

At both June 30, 2014 and December 31, 2013, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.